UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05396

CREDIT SUISSE MID-CAP CORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to January 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse Mid-Cap Core Fund

Schedule of Investments

January 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (99.6%)
Aerospace & Defense (2.1%)
Alliant Techsystems, Inc.*§	12,300	$1,301,955
Goodrich Corp.	7,600	475,380
L-3 Communications Holdings, Inc.	4,600	509,818
Precision Castparts Corp.	3,800	432,440
Rockwell Collins, Inc.	7,100	448,720
		3,168,313
Airlines (0.2%)
AMR Corp.*§	7,400	103,156
Continental Airlines, Inc. Class B*§	5,100	138,771
		241,927
Auto Components (0.9%)
Autoliv, Inc.§	2,900	144,855
BorgWarner, Inc.	17,600	890,736
Lear Corp.*	11,600	340,576
		1,376,167
Banks (2.4%)
Bank of Hawaii Corp.§	7,700	387,849
Cathay General Bancorp§	7,300	189,289
City National Corp.§	6,100	346,968
Colonial BancGroup, Inc.§	36,500	573,050
East West Bancorp, Inc.§	12,000	288,720
KeyCorp	7,400	193,510
South Financial Group, Inc.§	10,600	183,168
SVB Financial Group*§	4,900	237,160
Synovus Financial Corp.§	49,100	648,611
Webster Financial Corp.	8,600	291,282
Zions Bancorporation§	3,700	202,538
		3,542,145
Beverages (0.5%)
Pepsi Bottling Group, Inc.	11,600	404,260
PepsiAmericas, Inc.	13,800	340,032
		744,292
Biotechnology (3.6%)
Alexion Pharmaceuticals, Inc.*	10,600	692,392
BioMarin Pharmaceutical, Inc.*	23,800	882,028
Charles River Laboratories International, Inc.*§	10,500	652,050
Gen-Probe, Inc.*	7,900	451,485
Invitrogen Corp.*	19,500	1,670,565
Millennium Pharmaceuticals, Inc.*	49,600	752,432
OSI Pharmaceuticals, Inc.*§	7,300	291,124
		5,392,076
Building Products (0.2%)
Crane Co.	7,800	318,786
Chemicals (4.4%)
Celanese Corp. Class A	21,400	795,652
CF Industries Holdings, Inc.	16,200	1,732,266
Cytec Industries, Inc.	6,200	350,982
Ecolab Inc.	3,500	168,875
FMC Corp.	17,300	919,668
Lubrizol Corp.	16,200	852,282
Minerals Technologies, Inc.	3,000	163,200
Mosaic Co.*	17,800	1,619,978
		6,602,903

	Number of Shares	Value

COMMON STOCKS
Commercial Services & Supplies (5.0%)
Alliance Data Systems Corp.*§	11,700	$591,669
Apollo Group, Inc. Class A*	11,500	917,010
Bally Technologies, Inc.*§	16,200	771,768
DeVry, Inc.§	8,900	491,191
DST Systems, Inc.*§	8,000	572,000
Dun & Bradstreet Corp.§	8,900	818,622
Herman Miller, Inc.	9,100	289,198
ITT Educational Services, Inc.*§	13,600	1,242,360
Republic Services, Inc.	25,200	756,000
Sotheby’s§	10,000	310,700
Strayer Education, Inc.	2,200	379,676
Total System Services, Inc.	13,584	313,796
		7,453,990
Communications Equipment (1.8%)
CommScope, Inc.*§	16,900	749,515
Harris Corp.	20,400	1,115,676
Juniper Networks, Inc.*	25,400	689,610
Plantronics, Inc.	7,700	147,070
Unity Wireless Corp.*	712,201	28,488
		2,730,359
Computers & Peripherals (1.5%)
NCR Corp.*	27,800	597,144
NVIDIA Corp.*	22,100	543,439
Seagate Technology	6,400	129,728
Western Digital Corp.*	39,100	1,034,195
		2,304,506
Construction & Engineering (1.4%)
Fluor Corp.	3,500	425,845
Foster Wheeler, Ltd.*	6,800	465,596
Jacobs Engineering Group, Inc.*	5,300	405,132
McDermott International, Inc.*	6,500	306,670
Shaw Group, Inc.*	7,900	446,350
		2,049,593
Containers & Packaging (0.2%)
Packaging Corp. of America	13,900	336,936
Distributor (0.1%)
WESCO International, Inc.*§	3,900	164,736
Diversified Financials (3.4%)
Ameriprise Financial, Inc.	2,600	143,806
BlackRock, Inc.§	3,300	729,630
Broadridge Financial Solutions, Inc.	20,600	446,196
Eaton Vance Corp.§	18,400	685,768
Federated Investors, Inc. Class B	10,900	464,013
Greenhill & Company, Inc.§	2,400	162,072
IndyMac Bancorp, Inc.§	100	817
IntercontinentalExchange Inc.*	900	125,964
MF Global, Ltd.	12,000	360,600
Morningstar, Inc.*§	4,600	303,830
Nasdaq Stock Market, Inc.*§	23,900	1,105,853
T. Rowe Price Group, Inc.§	2,800	141,652
Waddell & Reed Financial, Inc. Class A	12,500	414,750
		5,084,951
Diversified Telecommunication Services (0.3%)
Embarq Corp.	3,200	144,960
NeuStar, Inc. Class A*§	11,000	326,810
		471,770

	Number of Shares	Value

COMMON STOCKS
Electric Utilities (5.6%)
Alliant Energy Corp.	17,000	$627,300
CenterPoint Energy, Inc.§	47,600	762,076
Constellation Energy Group	8,400	789,264
DPL, Inc.§	17,200	477,472
Edison International	14,200	740,672
Energy East Corp.	22,800	575,700
Entergy Corp.	7,200	778,896
Mirant Corp.*§	22,200	817,848
Northeast Utilities	23,000	637,560
NRG Energy, Inc.*§	20,200	779,518
PPL Corp.	14,400	704,448
Reliant Energy, Inc.*	31,900	678,513
		8,369,267
Electrical Equipment (1.5%)
Energizer Holdings, Inc.*§	11,900	1,114,078
Hubbell, Inc. Class B	9,100	433,888
Rockwell Automation, Inc.	2,600	148,252
SunPower Corp. Class A*§	2,600	179,634
Thomas & Betts Corp.*	7,500	339,375
		2,215,227
Electronic Equipment & Instruments (3.7%)
Amphenol Corp. Class A	27,500	1,098,350
Arrow Electronics, Inc.*	23,500	804,170
Avnet, Inc.*	32,600	1,160,886
Intersil Corp. Class A	21,100	485,933
Mettler-Toledo International, Inc.*	4,500	446,850
Molex, Inc.§	12,300	295,692
Varian, Inc.*	14,700	797,475
Waters Corp.*	8,900	511,305
		5,600,661
Energy Equipment & Services (4.2%)
Cameron International Corp.*§	32,400	1,304,424
Diamond Offshore Drilling, Inc.§	6,300	711,459
FMC Technologies, Inc.*	19,300	929,488
Global Industries, Ltd.*	11,700	206,622
Grant Prideco, Inc.*	25,300	1,259,434
Helmerich & Payne, Inc.	15,300	600,066
Smith International, Inc.	2,500	135,525
Superior Energy Services, Inc.*	13,100	525,179
Tidewater, Inc.§	11,300	598,448
		6,270,645
Food & Drug Retailing (1.1%)
Terra Industries, Inc.*	36,100	1,627,027
Food Products (1.9%)
Bunge, Ltd.	6,100	722,667
H.J. Heinz Co.	6,800	289,408
Herbalife, Ltd.	6,900	273,792
Hormel Foods Corp.	20,000	774,800
Pilgrim’s Pride Corp.§	12,000	293,160
Sara Lee Corp.	20,800	292,448
Sensient Technologies Corp.	7,200	191,232
		2,837,507
Gas Utilities (2.9%)
Energen Corp.	23,200	1,459,280
MDU Resources Group, Inc.	32,900	852,768
National Fuel Gas Co.§	12,900	556,119

	Number of Shares	Value

COMMON STOCKS
Gas Utilities
Southwestern Energy Co.*	26,000	$1,453,660
		4,321,827
Healthcare Equipment & Supplies (5.9%)
Beckman Coulter, Inc.	9,700	645,050
DENTSPLY International, Inc.	23,300	962,523
Hologic, Inc.*	35,900	2,310,524
Intuitive Surgical, Inc.*	8,700	2,209,800
Kinetic Concepts, Inc.*§	19,300	960,754
Mine Safety Appliances Co.§	4,200	187,446
ResMed, Inc.*§	27,900	1,299,582
Varian Medical Systems, Inc.*	6,500	337,935
		8,913,614
Healthcare Providers & Services (5.2%)
AmerisourceBergen Corp.	6,800	317,220
Apria Healthcare Group, Inc.*	6,100	129,442
Covance, Inc.*	9,800	814,968
Express Scripts, Inc.*	15,500	1,046,095
Henry Schein, Inc.*§	13,300	773,129
Humana, Inc.*	17,100	1,373,130
Kindred Healthcare, Inc.*§	18,000	495,720
LifePoint Hospitals, Inc.*	9,200	248,400
Pharmaceutical Product Development, Inc.	15,400	667,744
VCA Antech, Inc.*	13,300	514,178
WellCare Health Plans, Inc.*§	31,900	1,498,981
		7,879,007
Hotels, Restaurants & Leisure (0.8%)
Chipotle Mexican Grill, Inc. Class A*§	6,200	754,788
Yum! Brands, Inc.	13,900	474,824
		1,229,612
Household Durables (0.8%)
Blyth, Inc.	7,100	154,709
Centex Corp.§	7,900	219,462
KB Home§	8,400	231,000
Lennar Corp. Class A§	10,500	216,300
NVR, Inc.*§	700	442,050
		1,263,521
Household Products (0.3%)
Church & Dwight Company, Inc.§	9,800	521,556
Industrial Conglomerates (0.7%)
KBR, Inc.*	25,900	818,181
Textron Inc.	4,900	274,645
		1,092,826
Insurance (5.3%)
Allied World Assurance Company Holdings, Ltd.	3,600	171,468
Ambac Financial Group, Inc.§	21,300	249,636
American Financial Group, Inc.	11,750	325,827
Aon Corp.	7,200	313,344
Arch Capital Group, Ltd.*	2,500	176,150
Assurant, Inc.	5,300	343,917
Axis Capital Holdings, Ltd.	9,500	380,380
CNA Financial Corp.§	9,500	322,905
Endurance Specialty Holdings, Ltd.	4,400	178,288
Everest Re Group, Ltd.	11,100	1,128,759
Fidelity National Financial, Inc. Class A§	34,300	675,367
HCC Insurance Holdings, Inc.	17,100	476,406
Mercury General Corp.	5,400	259,686
MGIC Investment Corp.§	8,500	157,250

	Number of Shares	Value

COMMON STOCKS
Insurance
Nationwide Financial Services, Inc. Class A	3,800	$167,846
PartnerRe, Ltd.	2,100	166,488
PMI Group, Inc.§	26,200	248,900
Protective Life Corp.	10,900	433,166
Radian Group, Inc.§	28,200	257,748
RenaissanceRe Holdings, Ltd.	2,900	165,271
SAFECO Corp.	6,100	325,557
Transatlantic Holdings, Inc.	2,300	156,860
Unum Group§	7,100	160,602
W.R. Berkley Corp.	25,150	761,039
		8,002,860
Internet & Catalog Retail (0.0%)
Global Sources, Ltd.*	40	530
Internet Software & Services (0.8%)
McAfee, Inc.*	25,100	844,866
ValueClick, Inc.*§	15,400	336,182
		1,181,048
IT Consulting & Services (0.2%)
Computer Sciences Corp.*§	6,600	279,312
Leisure Equipment & Products (0.5%)
Callaway Golf Co.	11,600	207,872
Polaris Industries, Inc.§	11,300	490,872
		698,744
Machinery (4.9%)
AGCO Corp.*	26,100	1,571,742
Cummins, Inc.	5,700	275,196
Eaton Corp.	1,900	157,244
Flowserve Corp.	8,500	698,020
Gardner Denver, Inc.*	5,100	165,444
Harsco Corp.	12,900	734,268
Joy Global, Inc.	28,800	1,815,840
Kennametal, Inc.	12,000	367,560
Manitowoc Company, Inc.	7,500	285,900
Parker Hannifin Corp.	2,200	148,742
SPX Corp.	11,400	1,146,840
		7,366,796
Marine (0.1%)
Overseas Shipholding Group, Inc.§	2,100	136,962
Media (0.5%)
Interactive Data Corp.	10,900	315,555
Scholastic Corp.*§	13,800	472,926
		788,481
Metals & Mining (3.8%)
Cleveland-Cliffs, Inc.§	17,100	1,741,464
Freeport-McMoRan Copper & Gold, Inc.	12,400	1,103,972
Massey Energy Co.§	10,000	371,800
Steel Dynamics, Inc.	28,700	1,496,705
United States Steel Corp.	9,600	980,256
		5,694,197
Multi-Utilities (0.4%)
Questar Corp.	12,500	636,375
Multiline Retail (1.1%)
Big Lots, Inc.*§	11,700	203,112
BJ’s Wholesale Club, Inc.*	19,400	629,336

	Number of Shares	Value

COMMON STOCKS
Multiline Retail
Dollar Tree Stores, Inc.*	13,600	$380,936
Saks, Inc.*§	22,200	400,710
		1,614,094
Oil & Gas (7.6%)
Bill Barrett Corp.*§	9,300	388,461
Cabot Oil & Gas Corp.	4,400	170,236
Cimarex Energy Co.	19,800	808,038
Continental Resources, Inc.*§	24,900	620,259
Denbury Resources, Inc.*	35,800	905,740
Equitable Resources, Inc.	18,200	1,014,650
Frontier Oil Corp.	20,000	705,400
Frontline, Ltd.§	3,500	148,995
Hess Corp.	12,800	1,162,624
Murphy Oil Corp.	7,000	514,780
Newfield Exploration Co.*§	18,800	937,744
Noble Energy, Inc.	15,100	1,095,958
Plains Exploration & Production Co.*	16,900	822,016
Sunoco, Inc.	2,700	167,940
Tesoro Corp.§	3,800	148,390
Transocean, Inc.*	8,443	1,035,112
W&T Offshore, Inc.§	28,500	806,265
		11,452,608
Paper & Forest Products (0.5%)
Potlatch Corp.§	6,000	257,580
Rayonier, Inc.	11,500	486,680
		744,260
Pharmaceuticals (0.9%)
King Pharmaceuticals, Inc.*	24,600	258,054
Par Pharmaceutical Cos, Inc.*§	12,200	233,996
Perrigo Co.§	11,700	360,828
Sepracor, Inc.*§	16,600	468,784
		1,321,662
Real Estate (2.5%)
Apartment Investment & Management Co. Class A§	6,600	261,624
Brandywine Realty Trust	7,300	137,605
Duke Realty Corp.	21,500	508,260
First Industrial Realty Trust, Inc.§	4,600	160,218
Hospitality Properties Trust	14,300	485,485
HRPT Properties Trust	18,600	147,870
Jones Lang LaSalle, Inc.§	7,800	606,840
Liberty Property Trust	9,200	295,412
Macerich Co.	10,800	738,396
Weingarten Realty Investors§	11,800	396,716
		3,738,426
Semiconductor Equipment & Products (1.8%)
Analog Devices, Inc.	5,300	150,308
Cypress Semiconductor Corp.*	23,900	507,875
First Solar, Inc.*	1,900	345,363
Lam Research Corp.*	20,700	794,673
MEMC Electronic Materials, Inc.*	11,100	793,206
Semtech Corp.*	8,400	107,268
		2,698,693
Software (1.1%)
Autodesk, Inc.*	7,700	316,855
BMC Software, Inc.*	9,700	310,788
Cadence Design Systems, Inc.*	30,400	308,560
Sybase, Inc.*	13,000	366,860

	Number of Shares	Value

COMMON STOCKS
Software
Synopsys, Inc.*	14,500	$319,290
		1,622,353
Specialty Retail (3.2%)
Abercrombie & Fitch Co. Class A	4,600	366,574
Advance Auto Parts, Inc.	29,100	1,038,288
Aeropostale, Inc.*	21,150	595,796
AnnTaylor Stores Corp.*	9,800	246,470
AutoZone, Inc.*§	5,700	689,016
Borders Group, Inc.§	40,800	459,408
Copart, Inc.*	10,900	445,592
GameStop Corp. Class A*	5,900	305,207
Gap, Inc.	7,800	149,136
Tiffany & Co.§	7,000	279,300
United Rentals, Inc.*	11,100	202,575
		4,777,362
Textiles & Apparel (0.4%)
Fossil, Inc.*§	4,200	142,716
Warnaco Group, Inc.*	11,400	409,146
		551,862
Tobacco (0.5%)
Loews Corp. Carolina Group	3,800	312,094
Universal Corp.§	10,400	518,024
		830,118
Trading Companies & Distributors (0.3%)
Fastenal Co.§	10,000	404,100
Wireless Telecommunication Services (0.6%)
Telephone and Data Systems, Inc.	16,800	886,032
TOTAL COMMON STOCKS (Cost $153,506,248)		149,552,622

WARRANTS (0.0%)

Wireless Telecommunication Services (0.0%)
Unity Wireless Corp., strike price $0.20, expires 08/17/09^	79,133	0
Unity Wireless Corp., strike price $0.22, expires 08/17/09^	79,134	0
Unity Wireless Corp., strike price $0.27, expires 08/17/09^	79,133	0
Unity Wireless Corp., strike price $0.30, expires 08/17/09^	79,134	0

TOTAL WARRANTS (Cost $0)		0

SHORT-TERM INVESTMENTS (26.3%)
State Street Navigator Prime Portfolio§§	38,537,992	38,537,992

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 1.850%, 02/01/08	$883	883,000
TOTAL SHORT-TERM INVESTMENTS (Cost $39,420,992)		39,420,992

TOTAL INVESTMENTS AT VALUE (125.9%) (Cost $192,927,240)		188,973,614

LIABILITIES IN EXCESS OF OTHER ASSETS (-25.9%)		(38,921,486)

NET ASSETS (100.0%)		$150,052,128

*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
§	Security or portion thereof is on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities, futures contracts, and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $192,927,240, $13,506,989, ($17,460,615) and ($3,953,626), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE MID-CAP CORE FUND, INC.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2008